Hedging Activities - Impact of Interest Rate Swaps on Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	$ 2,950	$ 7,260	$ (4,602)
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from OCI into net income	(6,910)	(5,188)
Amount of gain (loss) recognized in net income on hedges (ineffective portion)		$ 202	$ 179